Property, Plant and Equipment - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	£ 90	£ 95	£ 75
Cost of goods sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	23	21
Operating expense [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	67	74
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying amount of leased plant and equipment included within PPE	£ 9	£ 10